MAJOR CUSTOMERS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) customer	Dec. 31, 2016 CNY (¥) customer	Dec. 31, 2015 CNY (¥) customer
MAJOR CUSTOMERS
Revenue	¥ 1,616,166	¥ 1,055,960	¥ 703,636
Revenues | Customer concentration
MAJOR CUSTOMERS
Number of customers generated over 10% of the Company's total revenues | customer	3	2	1
Revenues | Customer concentration | Customer A
MAJOR CUSTOMERS
Revenue	¥ 318,359	¥ 169,052	¥ 141,711
Revenues | Customer concentration | Customer B
MAJOR CUSTOMERS
Revenue	166,384	¥ 153,863
Revenues | Customer concentration | Customer C
MAJOR CUSTOMERS
Revenue	¥ 163,719